INTEREST RATE RISK MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 299.7	$ 210.2
Financial liabilities	756.4	792.2
Net financial liabilities	456.7	582.0
Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 105.5	97.1
Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Average fixed interest rate	0.70%
Financial liabilities	$ 51.4	80.7
Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 106.9	$ 94.0
Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Average fixed interest rate	5.70%	5.70%
Financial liabilities	$ 492.6	$ 520.4
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	90.7	25.8
Financial liabilities	0.0	0.0
Net financial liabilities	(90.7)	(25.8)
Variable interest rate | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Financial liabilities	503.1	520.4
Net financial liabilities	503.1	520.4
Fixed interest rate | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Fixed interest rate | Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	10.5	0.0
Fixed interest rate | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Fixed interest rate | Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	492.6	520.4
Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	90.7	25.8
Financial liabilities	503.1	520.4
Net financial liabilities	412.4	494.6
Total interest bearing | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Total interest bearing | Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	10.5	0.0
Total interest bearing | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Total interest bearing | Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	492.6	520.4
Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	209.0	184.4
Financial liabilities	253.3	271.8
Net financial liabilities	44.3	87.4
Non-interest bearing | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	105.5	97.1
Non-interest bearing | Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	40.9	80.7
Non-interest bearing | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	106.9	94.0
Non-interest bearing | Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 0.0	$ 0.0
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Average variable interest rate	1.00%	0.10%
Financial assets	$ 234.2	$ 137.4
Cash and cash equivalents | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	68.6	6.6
Cash and cash equivalents | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Cash and cash equivalents | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	68.6	6.6
Cash and cash equivalents | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	165.6	130.8
Trade receivables
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	1.3	4.6
Trade receivables | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Trade receivables | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Trade receivables | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Trade receivables | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	1.3	4.6
Other accounts receivable
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	36.8	43.3
Other accounts receivable | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Other accounts receivable | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Other accounts receivable | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Other accounts receivable | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 36.8	$ 43.3
Other non-current assets
Disclosure of financial instruments by type of interest rate [line items]
Average variable interest rate	6.50%	7.30%
Financial assets	$ 27.4	$ 24.9
Other non-current assets | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	22.1	19.2
Other non-current assets | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Other non-current assets | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	22.1	19.2
Other non-current assets | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 5.3	$ 5.7